Cover	12 Months Ended
Oct. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	ORGANICELL REGENERATIVE MEDICINE, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4045 Sheridan Avenue,
Entity Address, Address Line Two	Suite 239
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	(888)
Local Phone Number	963-7881
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false